Summary of Significant Accounting Policies (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2019
Schedule of management fees
	Management Fees
	2019	2018

US Feeder	$3,415,443	$3,220,274
Cayman Feeder	4,977,566	4,771,129
Other (1)	129,441	139,524
Total	$8,522,450	$8,130,927

(1)	Direct investors in the Partnership

Schedule of selling commissions
	Selling Commissions
	2019	2018

U.S. Feeder	$3,083,970	$2,939,263
Cayman Feeder	11,186	16,484

Total	$3,095,156	$2,955,747

Schedule of operating expenses
	Operating Expenses
	2019	2018

Partnership	$648,908	$632,495
U.S. Feeder	378,968	401,328
Cayman Feeder	107,665	124,271
Total	$1,135,541	$1,158,094

Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value as of December 31, 2019

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$540,523,554	$-	$540,523,554

Short-Term Money Market Fund*	53,739,414	-	53,739,414
Exchange-traded futures contracts
Energies	1,488,216	-	1,488,216
Grains	(956,377)	-	(956,377)
Interest rates	1,988,070	-	1,988,070
Livestock	(560)	-	(560)
Metals	1,418,636	-	1,418,636
Softs	(11,671)	-	(11,671)
Stock indices	1,504,174	-	1,504,174

Total exchange-traded futures contracts	5,430,488	-	5,430,488

Over-the-counter forward currency contracts	-	(5,818,429)	(5,818,429)

Total futures and forward currency contracts (2)	5,430,488	(5,818,429)	(387,941)

Total financial assets and liabilities at fair value	$599,693,456	$(5,818,429)	$593,875,027

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$99,835,520
Investments in U.S. Treasury notes			440,688,034
Total investments in U.S. Treasury notes			$540,523,554

(2)
Net unrealized appreciation on open futures and forward currency contracts			$5,430,488
Net unrealized depreciation on open futures and forward currency contracts			(5,818,429)
Total net unrealized depreciation on open futures and forward currency contracts			$(387,941)

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial assets at fair value as of December 31, 2018

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$408,851,724	$-	$408,851,724

Short-Term Money Market Fund*	51,382,381	-	51,382,381
Exchange-traded futures contracts
Energies	10,890,611	-	10,890,611
Grains	864,739	-	864,739
Interest rates	2,402,342	-	2,402,342
Livestock	1,620	-	1,620
Metals	(279,515)	-	(279,515)
Softs	327,357	-	327,357
Stock indices	(856,099)	-	(856,099)

Total exchange-traded futures contracts	13,351,055	-	13,351,055

Over-the-counter forward currency contracts	-	1,317,942	1,317,942

Total futures and forward currency contracts (2)	13,351,055	1,317,942	14,668,997

Total financial assets and liabilities at fair value	$473,585,160	$1,317,942	$474,903,102

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$72,705,286
Investments in U.S. Treasury notes			336,146,438
Total investments in U.S. Treasury notes			$408,851,724

(2)
Net unrealized appreciation on open futures and forward currency contracts			$15,031,193
Net unrealized depreciation on open futures and forward currency contracts			(362,196)
Total net unrealized appreciation on open futures and forward currency contracts			$14,668,997

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.